CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 2,324,542	$ 333,900	¥ 1,616,164
Restricted cash	3,686,203	529,490	3,677,557
Cash, cash equivalents and restricted cash	¥ 6,010,745	$ 863,390	¥ 5,293,721	$ 760,395	¥ 4,283,704	¥ 1,207,565